Authorization and Basis of Preparation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Authorization and Basis of Preparation
NOTE 2.	AUTHORIZATION AND BASIS OF PREPARATION
Authorization –
On
May 6
, 2020, these consolidated financial statements under IFRS and the notes hereto were authorized for issuance by the following officers: Mr. Octavio Romero Oropeza, Chief Executive Officer, Mr. Alberto Velázquez García, Chief Financial Officer, Mr. Carlos Fernando Cortez González, Deputy Director of Budgeting and Accounting, and Mr. Oscar René Orozco Piliado, Associate Managing Director of Accounting.
These consolidated financial statements and the notes hereto are issued pursuant to the terms of Article 13 Fraction VI of the Petróleos Mexicanos Law, Article 104 Fraction III, paragraph a, of the
Ley del Mercado de Valores
(Securities Market Law), and of Article 33 Fraction I, paragraph a, section 3 and Article 78 of the
Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes del mercado de valores
(“General provisions applicable to securities’ issuers and other participants of the securities market”).
Audit appraisal matters are reported to the Audit Committee. The entire Board of Directors of Petróleos Mexicanos is currently acting as the Audit Committee.
These consolidated financial statements are PEMEX’s first annual consolidated financial statements in which
IFRS 16, Leases
(“IFRS 16”) has been applied. Changes to significant accounting policies are described in Note 4.
Basis of accounting –

A.	Statement of compliance
PEMEX prepared its consolidated financial statements as of December 31, 2019 and 2018, and for the years ended December 31, 2019, 2018 and 2017, in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

B.	Basis of accounting
These consolidated financial statements have been prepared using the historical cost basis method, with the exception of the following items, which have been measured using an alternative basis.

ITEM	BASIS OF MEASUREMENT
Derivative Financial Instruments (“DFIs”)	Fair Value
Employee Benefits	Fair Value of plan assets less present value of the obligation (defined benefit plan)

C.	Going concern
The consolidated financial statements have been prepared on a going concern basis, which assumes that PEMEX will be able to continue its operations and can meet its payment obligations for a reasonable period. (See Note
22-F).

D.	Functional and reporting currency
These consolidated financial statements are presented in Mexican pesos, which is both PEMEX’s functional currency and reporting currency, due to the following:

i.	The economic environment in which PEMEX operates is Mexico, where the legal currency is the Mexican peso;

ii.
The budget through which Petróleos Mexicanos and its Subsidiary Entities operate as entities of the Mexican Government, including the ceiling for personnel services, is elaborated, approved and exercised in Mexican pesos.

iii.
Employee benefits provision was approximately 37% and 31% of PEMEX’s total liabilities as of December 31, 2019 and 2018, respectively. This provision is computed, denominated and payable in Mexican pesos; and

iv.	Cash flows for payment of general expenses, taxes and duties are realized in Mexican pesos.
Although the sales prices of certain products are based on international U.S. dollar-indices, final domestic selling prices are governed by the economic and financial policies established by the Mexican Government. Accordingly, cash flows from domestic sales are generated and received in Mexican pesos.
Mexico’s monetary policy regulator, the Banco de México, requires that Mexican Government entities other than financial entities sell their foreign currency to the Banco de México in accordance with its terms, receiving Mexican pesos in exchange, which is the currency of legal tender in Mexico.
Terms definition –
References in these consolidated financial statements and the related notes to “pesos” or “Ps.” refers to Mexican pesos, “U.S. dollars” or “U.S.$” refers to dollars of the United States of America, “yen” or “¥” refers to Japanese yen, “euro” or “€” refers to the legal currency of the European Economic and Monetary Union, “Pounds sterling” or “£” refers to the legal currency of the United Kingdom and “Swiss francs” or “CHF” refers to the legal currency of the Swiss Confederation. Figures in all currencies are presented in thousands of the relevant currency unit, except exchange rates and product and share prices.

E.	Use of judgments and estimates
The preparation of the consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions made by PEMEX’s management that affect the recorded amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of these consolidated financial statements, as well as the recorded amounts of income, costs and expenses during the year. Actual results may differ from these estimates.

Significant estimates and underlying assumptions are reviewed, and the effects of such revisions are recognized in the years in which any estimates are revised and in any future periods affected by such revision.
Information about estimates, assumptions and critical accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are described in the following notes:

i.	Judgments, assumptions and estimation uncertainties

•	Note 3-C Financial instruments – Fair Value and expected credit losses

•	Note 3-E Wells, pipelines, properties, plant and equipment – Value in use

•	Note 3-F Intangible assets and oil and natural gas exploration and license, appraisal and development expenditure – successful efforts method

•	Note 3-H Impairment of non-financial assets – Cash flow estimates and discount rates determination

•	Note 3-I Leases – Early cancellation or renewal options

•	Note 3-K Provisions – Environmental liabilities and retirement of assets

•	Note 3-L Employee benefits – Actuarial assumptions

•	Note 3-M Income taxes, duties and royalties – Recoverably assesment of deferred tax assets

•	Note 3-N Contingencies – Probability assessment

ii.	Measurement of fair values
Some of PEMEX’s accounting policies and disclosures require the measurement of the fair values of financial assets and liabilities, as well as non-financial
assets and liabilities.
PEMEX has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.
When measuring the fair value of an asset or a liability, PEMEX uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

PEMEX recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

F.	Convenience translations
These consolidated financial statements are presented in Mexican pesos (reporting currency), which is the same as the recording currency and the functional currency of PEMEX. The U.S. dollar amounts shown in the consolidated statements of financial position, the consolidated statements of comprehensive income, the consolidated statements of changes in equity (deficit) and the consolidated statements of cash flows have been included solely for the convenience of the reader and are unaudited. Such amounts have been translated from amounts in pesos, as a matter of arithmetic computation only, at the exchange rate for the settlement of obligations in foreign currencies provided by Banco de México and SHCP at December 31, 2019 of Ps. 18.8452 per U.S. dollar. Translations herein should not be construed as a representation that the peso amounts have been or could be converted into U.S. dollars at the foregoing or any other rate.